SHORT-TERM INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Short-term investments	$ 2,470	$ 0